American Century Investments®
Quarterly Portfolio Holdings
VP Disciplined Core Value Fund
March 31, 2024

VP Disciplined Core Value - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.6%
Huntington Ingalls Industries, Inc.	1,183	344,809
Lockheed Martin Corp.	9,241	4,203,454
Northrop Grumman Corp.	2,673	1,279,458
Textron, Inc.	34,097	3,270,925
		9,098,646
Air Freight and Logistics — 0.9%
FedEx Corp.	6,788	1,966,755
United Parcel Service, Inc., Class B	7,402	1,100,159
		3,066,914
Automobile Components — 0.3%
BorgWarner, Inc.	34,563	1,200,719
Banks — 7.6%
Bank of America Corp.	30,773	1,166,912
JPMorgan Chase & Co.	72,051	14,431,815
Truist Financial Corp.	68,048	2,652,511
U.S. Bancorp	119,749	5,352,780
Wells Fargo & Co.	57,614	3,339,308
		26,943,326
Beverages — 1.3%
Coca-Cola Co.	20,286	1,241,098
Molson Coors Beverage Co., Class B	11,217	754,343
PepsiCo, Inc.	15,118	2,645,801
		4,641,242
Biotechnology — 4.3%
Alnylam Pharmaceuticals, Inc.(1)	3,116	465,686
Amgen, Inc.	15,657	4,451,598
Gilead Sciences, Inc.	56,909	4,168,584
Regeneron Pharmaceuticals, Inc.(1)	4,089	3,935,622
Vertex Pharmaceuticals, Inc.(1)	4,845	2,025,259
		15,046,749
Broadline Retail — 0.0%
Kohl's Corp.	3,821	111,382
Building Products — 1.6%
A O Smith Corp.	5,046	451,415
Johnson Controls International PLC	16,698	1,090,714
Masco Corp.	26,548	2,094,106
Owens Corning	12,926	2,156,057
		5,792,292
Capital Markets — 2.2%
Cboe Global Markets, Inc.	17,775	3,265,801
Franklin Resources, Inc.	23,972	673,853
Houlihan Lokey, Inc.	1,433	183,696
Interactive Brokers Group, Inc., Class A	12,200	1,362,862
MSCI, Inc.	1,137	637,232
Tradeweb Markets, Inc., Class A	6,924	721,273
XP, Inc., Class A	34,663	889,452
		7,734,169
Chemicals — 1.3%
Dow, Inc.	14,101	816,871

LyondellBasell Industries NV, Class A	30,202	3,089,060
Olin Corp.	14,347	843,604
		4,749,535
Commercial Services and Supplies — 0.2%
Veralto Corp.	7,383	654,577
Communications Equipment — 1.4%
Cisco Systems, Inc.	102,289	5,105,244
Construction and Engineering — 0.1%
Valmont Industries, Inc.	2,248	513,173
Construction Materials — 0.1%
Eagle Materials, Inc.	1,729	469,856
Consumer Finance — 2.3%
American Express Co.	26,195	5,964,340
Credit Acceptance Corp.(1)	196	108,104
Synchrony Financial	48,444	2,088,905
		8,161,349
Consumer Staples Distribution & Retail — 2.3%
Maplebear, Inc.(1)	15,095	562,893
Performance Food Group Co.(1)	11,735	875,900
U.S. Foods Holding Corp.(1)	47,294	2,552,457
Walmart, Inc.	67,851	4,082,595
		8,073,845
Containers and Packaging — 1.3%
Amcor PLC	86,421	821,864
Crown Holdings, Inc.	4,660	369,351
International Paper Co.	9,971	389,068
Packaging Corp. of America	11,869	2,252,499
Sonoco Products Co.	13,433	776,965
		4,609,747
Distributors — 0.7%
Genuine Parts Co.	4,147	642,495
LKQ Corp.	33,010	1,763,064
		2,405,559
Diversified Consumer Services — 0.1%
H&R Block, Inc.	8,865	435,360
Electric Utilities — 1.3%
Evergy, Inc.	30,925	1,650,776
NextEra Energy, Inc.	17,950	1,147,185
Xcel Energy, Inc.	31,460	1,690,975
		4,488,936
Electrical Equipment — 2.1%
Acuity Brands, Inc.	4,875	1,310,059
Atkore, Inc.	3,969	755,539
Encore Wire Corp.	1,779	467,486
EnerSys	4,419	417,419
Generac Holdings, Inc.(1)	9,188	1,158,974
Hubbell, Inc.	5,028	2,086,871
nVent Electric PLC	16,753	1,263,176
		7,459,524
Electronic Equipment, Instruments and Components — 0.1%
TD SYNNEX Corp.	1,722	194,758
Energy Equipment and Services — 1.2%
Baker Hughes Co.	25,275	846,713
Halliburton Co.	52,804	2,081,534
Schlumberger NV	25,514	1,398,422
		4,326,669

Entertainment — 0.9%
Electronic Arts, Inc.	25,034	3,321,261
Financial Services — 3.7%
Affirm Holdings, Inc.(1)	5,467	203,700
Berkshire Hathaway, Inc., Class B(1)	19,478	8,190,889
Corpay, Inc.(1)	1,587	489,653
Euronet Worldwide, Inc.(1)	912	100,256
Global Payments, Inc.	31,117	4,159,098
		13,143,596
Food Products — 0.5%
Conagra Brands, Inc.	22,771	674,932
Ingredion, Inc.	9,733	1,137,301
		1,812,233
Gas Utilities — 0.2%
Atmos Energy Corp.	4,389	521,720
Ground Transportation — 1.2%
Knight-Swift Transportation Holdings, Inc.	6,589	362,527
Uber Technologies, Inc.(1)	49,714	3,827,481
		4,190,008
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	16,059	1,825,266
Align Technology, Inc.(1)	6,893	2,260,353
Medtronic PLC	42,290	3,685,573
		7,771,192
Health Care Providers and Services — 4.0%
Centene Corp.(1)	20,603	1,616,923
Cigna Group	4,883	1,773,457
DaVita, Inc.(1)	7,444	1,027,644
Elevance Health, Inc.	5,844	3,030,348
Henry Schein, Inc.(1)	5,922	447,229
McKesson Corp.	8,709	4,675,427
Progyny, Inc.(1)	9,704	370,208
UnitedHealth Group, Inc.	2,415	1,194,700
		14,135,936
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	4,176	967,537
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	103,484	2,140,049
Hotels, Restaurants and Leisure — 0.6%
Boyd Gaming Corp.	8,303	558,958
Darden Restaurants, Inc.	1,943	324,772
Expedia Group, Inc.(1)	4,025	554,444
Yum! Brands, Inc.	4,901	679,524
		2,117,698
Household Durables — 0.6%
Leggett & Platt, Inc.	21,769	416,876
Mohawk Industries, Inc.(1)	6,456	845,026
PulteGroup, Inc.	6,506	784,754
		2,046,656
Household Products — 2.7%
Colgate-Palmolive Co.	62,930	5,666,847
Procter & Gamble Co.	24,633	3,996,704
		9,663,551
Independent Power and Renewable Electricity Producers — 0.8%
Vistra Corp.	38,517	2,682,709

Industrial REITs — 0.4%
Prologis, Inc.	11,699	1,523,444
Insurance — 4.5%
Everest Group Ltd.	5,527	2,196,982
Fidelity National Financial, Inc.	22,466	1,192,945
Hartford Financial Services Group, Inc.	26,611	2,742,264
Marsh & McLennan Cos., Inc.	14,482	2,983,002
Progressive Corp.	7,725	1,597,685
Travelers Cos., Inc.	11,452	2,635,563
Unum Group	5,805	311,496
W R Berkley Corp.	23,775	2,102,661
		15,762,598
Interactive Media and Services — 0.1%
TripAdvisor, Inc.(1)	16,113	447,780
IT Services — 1.8%
Accenture PLC, Class A	1,321	457,872
Amdocs Ltd.	3,535	319,458
Cognizant Technology Solutions Corp., Class A	53,451	3,917,424
International Business Machines Corp.	8,418	1,607,501
		6,302,255
Leisure Products — 0.2%
Mattel, Inc.(1)	40,584	803,969
Life Sciences Tools and Services — 0.8%
Danaher Corp.	4,714	1,177,180
Thermo Fisher Scientific, Inc.	2,623	1,524,514
		2,701,694
Machinery — 5.3%
AGCO Corp.	9,128	1,122,927
Caterpillar, Inc.	14,235	5,216,131
Cummins, Inc.	20,581	6,064,192
Donaldson Co., Inc.	8,537	637,543
Mueller Industries, Inc.	9,547	514,870
Oshkosh Corp.	1,826	227,720
Parker-Hannifin Corp.	5,288	2,939,017
Snap-on, Inc.	3,718	1,101,346
Timken Co.	8,448	738,609
		18,562,355
Media — 1.2%
Comcast Corp., Class A	98,407	4,265,943
Metals and Mining — 1.4%
Cleveland-Cliffs, Inc.(1)	14,635	332,800
Nucor Corp.	22,801	4,512,318
		4,845,118
Multi-Utilities — 0.5%
Consolidated Edison, Inc.	18,371	1,668,271
Oil, Gas and Consumable Fuels — 6.5%
APA Corp.	14,318	492,253
Chevron Corp.	10,939	1,725,518
ConocoPhillips	26,938	3,428,669
EOG Resources, Inc.	3,717	475,181
EQT Corp.	31,977	1,185,387
Exxon Mobil Corp.	67,322	7,825,509
Marathon Oil Corp.	70,648	2,002,164
Marathon Petroleum Corp.	28,645	5,771,968
		22,906,649

Personal Care Products — 0.4%
Kenvue, Inc.	61,869	1,327,709
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	86,001	4,663,834
Jazz Pharmaceuticals PLC(1)	4,515	543,696
Johnson & Johnson	38,244	6,049,819
Merck & Co., Inc.	33,739	4,451,861
		15,709,210
Professional Services — 1.7%
ASGN, Inc.(1)	5,486	574,713
CACI International, Inc., Class A(1)	4,129	1,564,189
Leidos Holdings, Inc.	19,169	2,512,864
Parsons Corp.(1)	2,447	202,979
Paycom Software, Inc.	3,529	702,306
TriNet Group, Inc.	4,132	547,449
		6,104,500
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.(1)	1,344	262,201
Retail REITs — 1.2%
Simon Property Group, Inc.	27,006	4,226,169
Semiconductors and Semiconductor Equipment — 6.2%
Amkor Technology, Inc.	25,168	811,416
Broadcom, Inc.	3,312	4,389,758
KLA Corp.	7,161	5,002,460
Marvell Technology, Inc.	35,907	2,545,088
Microchip Technology, Inc.	16,524	1,482,368
NXP Semiconductors NV	12,207	3,024,528
ON Semiconductor Corp.(1)	6,423	472,412
QUALCOMM, Inc.	17,103	2,895,538
Skyworks Solutions, Inc.	11,372	1,231,815
		21,855,383
Software — 3.0%
Adobe, Inc.(1)	4,553	2,297,444
Aspen Technology, Inc.(1)	887	189,179
Microsoft Corp.	5,037	2,119,167
Oracle Corp. (New York)	5,621	706,054
Salesforce, Inc.	6,215	1,871,834
Synopsys, Inc.(1)	6,197	3,541,585
		10,725,263
Specialized REITs — 0.7%
Equinix, Inc.	1,733	1,430,297
Public Storage	3,652	1,059,299
		2,489,596
Specialty Retail — 2.3%
Bath & Body Works, Inc.	26,702	1,335,634
Gap, Inc.	21,940	604,447
Lowe's Cos., Inc.	9,155	2,332,053
Williams-Sonoma, Inc.	12,633	4,011,357
		8,283,491
Textiles, Apparel and Luxury Goods — 0.9%
NIKE, Inc., Class B	15,125	1,421,447
Ralph Lauren Corp.	4,767	895,052
Skechers USA, Inc., Class A(1)	15,427	945,058
		3,261,557

Trading Companies and Distributors — 2.1%
Beacon Roofing Supply, Inc.(1)	17,960	1,760,439
Core & Main, Inc., Class A(1)	16,283	932,202
Ferguson PLC	17,160	3,748,259
MSC Industrial Direct Co., Inc., Class A	6,801	659,969
Watsco, Inc.	759	327,865
		7,428,734
TOTAL COMMON STOCKS (Cost $274,525,976)		351,261,606
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,849	6,849
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $85,516), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $83,868)		83,819
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,903,333), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $1,867,099)		1,866,000
		1,949,819
TOTAL SHORT-TERM INVESTMENTS (Cost $1,956,668)		1,956,668
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $276,482,644)		353,218,274
OTHER ASSETS AND LIABILITIES — 0.1%		452,625
TOTAL NET ASSETS — 100.0%		$353,670,899

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$351,261,606	—	—
Short-Term Investments	6,849	$1,949,819	—
	$351,268,455	$1,949,819	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.